RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCES
Significant related party transactions were as follows (RMB in millions):

	2019	2020	2021
Commissions from Tongcheng Travel (a)	217	151	186
Commissions from Huazhu (a)	72	78	100
Commissions from BTG (a)	91	49	73
Service fee from Shangcheng (b)	—	—	265
Commissions to Tongcheng Travel (c)	579	324	294
Loans provided to and interest income from Tujia (d)	—	347	4
Repayment of loan and interest from Tujia (d)	—	—	302
Loans provided to and interest income from Lvyue (e)	—	—	50

(a)
BTG (over which the Company could exercise significant influence through share ownership), Huazhu (which has a director in common with the Company and a director who is a family member of one of the Company’s officers) and Tongcheng Travel (formerly known as Tongcheng-elong, and over which the Company could exercise significant influence through share ownership), have entered into agreements with the Company, respectively, to provide hotel rooms for its end users. The transactions above represent the commissions earned from these related parties.

(b)
In 2021, the Company provided Shangcheng, over which the Company could exercise significant influence through share ownership, the access to the platform of the Company for Shangcheng to provide financial services to the Company’s users. In exchange, the Company receives technology service fees from Shangcheng. In 2021, the total technology service fees from Shangcheng amounted to RMB265 million.

(c)	The Company entered into agreements with Tongcheng Travel, upon which Tongcheng Travel promotes the Company’s hotel rooms on its platform.

( d )
In 2020, the Company provided loans of RMB340 million to Tujia
 (over whi
ch the
C
ompany could exercise significant influence through share ownership)
. The loans bore interests of RMB7 million with repayment terms of 15~18 months. In 2021,
Tujia
repaid RMB302 million of loan and interest to
the Company
.

( e )	In 2021, the Company provided loans of RMB50 million to Lvyue (over which the C ompany could exerci se significant influence through share ownership) , with repayment terms of 6 months.
Significant balances with related parties were as follows (RMB in millions):

	2020	2021
Due from related parties, current:
Trade related
Due from Tongcheng Travel	1,084	1,146
Due from others	371	420
Non-trade related
Due from Lvyue	—	50
Due from Tujia	347	49

	1,802	1,665

Due from related parties, non-current:
Non-trade related
Due from others	25	25

	25	25

Due to related parties, current:
Trade related
Due to Tongcheng Travel	127	61
Due to others	114	77

	241	138